Cover	12 Months Ended
Dec. 31, 2023 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	No
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Dec. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	NWTN Inc.
Entity Central Index Key	0001932737
Entity File Number	001-41559
Entity Incorporation, State or Country Code	D8
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	No
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	Office 114-117, Floor 1
Entity Address, Address Line Two	Building A1,Dubai Digital Park
Entity Address, Address Line Three	Dubai Silicon Oasis
Entity Address, City or Town	Dubai
Entity Address, Country	AE
Entity Address, Postal Zip Code	000000
Class B Ordinary Shares, with par value $0.0001 per share
Entity Listings [Line Items]
Title of 12(b) Security	Class B Ordinary Shares, with par value $0.0001 per share
Trading Symbol	NWTN
Security Exchange Name	NASDAQ
Warrants, each exercisable for one-half (1/2) of one Class B Ordinary Share at an exercise price of $11.50 per full share
Entity Listings [Line Items]
Title of 12(b) Security	Warrants, each exercisable for one-half (1/2) of one Class B Ordinary Share at an exercise price of $11.50 per full share
Trading Symbol	NWTNW
Security Exchange Name	NASDAQ
Class A Ordinary Shares
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	36,350,011
Class B Ordinary Shares
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	255,849,682
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Alan Nan WU
Contact Personnel Email Address	IR@NWTNMotors.com
Entity Address, Address Line One	Office 114-117, Floor 1
Entity Address, Address Line Two	Building A1,Dubai Digital Park
Entity Address, Address Line Three	Dubai Silicon Oasis
Entity Address, City or Town	Dubai
Entity Address, Country	AE
Entity Address, Postal Zip Code	000000
Entity Phone Fax Numbers [Line Items]
City Area Code	(971)
Local Phone Number	5-0656-3888